VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Maturities Under Prior Guidance (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 18,795
2020	17,606
2021	17,557
2022	16,419
2023	17,557
Thereafter	42,387
Minimum lease payments	130,321
Less: imputed interest	(30,537)
Present value of obligations under capital leases	$ 99,784